Leases	12 Months Ended
Mar. 31, 2022
Leases

44. Leases

The Group has lease contracts for various items of buildings, vehicles and other equipment used in its operations. Leases of buildings generally have lease terms between 3 and 9 years, while motor vehicles and other equipment generally have lease terms between 3 and 5 years. The Group also has certain leases of buildings with lease terms of 12 months or less and do not contain a purchase option. The Group applies the ‘short term leases’ recognition exemptions for these leases. The Group’s obligations under its leases are secured by the lessor’s title to the leased assets. Generally, the Group is restricted from assigning and subleasing the leased assets and some contracts require the Group to maintain certain financial ratios.

Set out below are the carrying amounts of right-of-use assets recognized and the movement during the period;

	Buildings	Motor vehicles	Others	Total
Balance as of April 1, 2020	521,534	950	15,938	538,422
Additions	21,428	-	-	21,428
Deletions	(21,110)	(974)	-	(22,084)
Depreciation (Refer note 13)	(79,967)	-	(7,969)	(87,936)
Effects of movements in foreign exchange rates	(14)	24	-	10
Balance as of March 31, 2021	441,871	-	7,969	449,840
Additions	-	-	-	-
Deletions#	(157,509)	-	-	(157,509)
Depreciation (Refer note 13)	(54,674)	-	(7,969)	(62,643)
Effects of movements in foreign exchange rates	22	-	-	22
Balance as of March 31, 2022	229,710	-	-	229,710

Yatra Online, Inc.

Notes to the consolidated financial statements - (Continued)

(Amount in INR thousands, except per share data and number of shares)

The following are the amounts recognised in profit or loss:

	March 31,
	2021	2022
Depreciation expense of right-of-use asset (Refer note 13)	87,936	62,643
Interest expense on lease liabilities (Refer note 16)	72,033	43,871
Expense relating to short-term leases (Refer note 12)	9,418	2,330
Total amount recognised in profit or loss	169,387	108,844

The following is the break-up of current and non-current lease liabilities as of March 31, 2021 and March 31, 2022:

	March 31,
	2021	2022
Current lease liabilities	75,182	38,991
Non-current lease liabilities	427,786	230,668
Total	502,968	269,659

The following is the movement in lease liabilities during the year ended March 31, 2021 and March 31, 2022:

	March 31,
	2021	2022
Balance as of April 1	539,628	502,968
Additions	20,250	-
Finance cost accrued during the period (Refer note 16)	72,033	43,871
Deletions#	(25,251)	(174,505)
Payment of lease liabilities*	(81,656)	(94,213)
Leases/rent concession (refer note 10)	(22,036)	(8,485)
Effects of movements in foreign exchange rates	-	23
Balance as of March 31	502,968	269,659

*	During the current year, payment of lease liabilities has been adjusted with security deposit of INR 13,798 due to termination of some lease contracts.

# During current year, the Company has rationalized the space of its office premises in Gurugram, Haryana. On June 8, 2021, the Company has entered into a Memorandum of understanding to surrender part of its office space. Out of the total space of 83,988 square feet, the Company has surrendered 36,229 square feet. As a result of the same, the ROU and lease liability would be decreased by INR 136,738 and by INR 156,778 respectively.

The table below provides details regarding the contractual maturities of lease liabilities as of March 31, 2021 and March 31, 2022 on an undiscounted basis:

	March 31,
	2021	2022
Less than one year	141,788	74,457
One to five years	403,298	239,584
More than five years	237,984	84,618
Total	783,070	398,659